Note 8 - Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 1,400,000	$ 1,200,000	$ 869,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	1,200,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	1,200,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	1,200,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	1,200,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 1,200,000